Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Liability, Payments, Due prior year	$ 0.0	$ 15.4
Liability, Payments, Next twelve months	15.0	14.6
Liability, Payments, Due year two	13.5	13.2
Liability, Payments, Due year three	13.3	13.0
Liability, Payments, Due year four	11.0	10.9
Liability, Payments, Due year five	9.3	9.3
Liability, Payments, Due after year five	12.2	12.2
Total minimum lease payments	74.3	88.6
Less imputed interest	(9.6)	(13.0)
Operating lease liabilities	$ 64.7	$ 75.6